Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development Expenses [Line Items]
Research and Development Expense	$ 8,313	$ 9,650	$ 14,271
Research and Development Expense [Member]
Research and Development Expenses [Line Items]
Chemistry and formulation studies	968	820	1,802
Salaries	1,617	1,090	1,004
Stock-based compensation	582	585	757
Research and preclinical studies	963	684	924
Clinical studies	3,575	5,871	9,263
Regulatory and other expenses	608	600	521
Research and Development Expense	$ 8,313	$ 9,650	$ 14,271